Significant Accounting Policies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Significant Accounting Policies (Textual)
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Impairment loss of investment in Parent Company	$ 162